Consolidated Statements of Cash flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (1,796,552)	$ 6,549,584	$ 14,328,374
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	3,683,024	3,366,804	3,196,715
(Gain) Loss on disposal of property and equipment	(226,258)	156,072	521,189
Share-based payments	2,283,400
Changes in operating assets and liabilities
Other receivables	(527,591)	(6,044)	(7,063)
Other current assets	4,127,906	(27,973,193)	1,005,523
Operating lease assets and liabilities	342,561
Accounts payable	(4,259,820)	4,259,820
Accrued expenses and other payables	(2,296,800)	(1,821,122)	579,597
Advances from customers	(4,341,620)	(3,874,566)	(806,737)
Net cash (used in) provided by operating activities	(3,011,750)	(19,342,645)	18,817,598
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment	1,043,828		85,125
Additions to property and equipment	(75,518)	(7,910,651)	(275,234)
Net cash provided by (used in) investing activities	968,310	(7,910,651)	(190,109)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances from related party		1,779,723	971,617
Repayment of amounts due to related parties		(2,072,512)	(7,817,993)
Proceeds from the issuance of ordinary shares, net of issuance costs	20,250,000	6,189,914
Repayment of loan		(140,849)	(145,980)
Proceeds from loan payable	58,939	139,280	152,063
Net cash provided by (used in) financing activities	20,308,939	5,895,556	(6,840,293)
Effect of change in exchange rate	1,318,721	(843,497)	(2,215,409)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	19,584,220	(22,201,237)	9,571,787
Cash and cash equivalents, beginning of year	245,908	22,447,145	12,875,358
Cash and cash equivalents, end of year	19,830,128	245,908	22,447,145
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	7,427	6,008	6,162
Cash paid for income tax	$ 2,663,183	$ 6,302,806	$ 4,973,635